Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Summary of Share Capital	The total share capital is as follows:

	December 31, 2025	December 31, 2024
Number of ordinary nominative shares	172,993,479	184,813,974
Par value	0.0001	0.0001
Total issued capital	17	18

Schedule of Movements in Treasury Shares	The table below shows the movements in the treasury shares for the year ended December 31, 2025:

	2025		2024		2023
	Number of shares	Amount $	Number of shares	Amount $	Number of shares	Amount $
Opening balance on January 1	72,584	426	—	—	81,024	311
Share repurchase	13,135,725	59,108	1,836,638	11,202	7,388,846	35,243
Cancellation of shares	(13,208,309)	(59,534)	(1,764,054)	(10,776)	(7,469,870)	(35,554)
Closing balance on December 31	—	—	72,584	426	—	—